SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Israel [Member]	Dec. 31, 2012 Israel [Member]	Dec. 31, 2012 Israel [Member]	Dec. 31, 2011 Israel [Member]	Dec. 31, 2013 Brazil [Member]	Dec. 31, 2012 Brazil [Member]	Dec. 31, 2012 Brazil [Member]	Dec. 31, 2011 Brazil [Member]	Dec. 31, 2013 Israeli CPI [Member]		Dec. 31, 2012 Israeli CPI [Member]		Dec. 31, 2011 Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar				3.471	3.733	3.733	3.821	2.3426	2.0435	2.0435	1.8758	114.18	[1]	112.15	[1]	110.34	[1]
Increase (decrease) during the year: Exchange rate of one US dollar				(7.02%)	(2.30%)	(2.30%)	7.66%	(14.63%)	(8.94%)	(8.94%)	12.57%	1.80%	[1]	1.60%	[1]	2.20%	[1]
Increase (decrease) during the year: Israeli consumer price index	0.00%	1.60%	2.20%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.